Prospectus May 1, 2013
	Class A	Class C	Class N	Class Y
ASG Diversifying Strategies Fund	DSFAX	DSFCX		DSFYX
ASG Global Alternatives Fund	GAFAX	GAFCX	GAFNX	GAFYX
ASG Managed Futures Strategy Fund	AMFAX	ASFCX		ASFYX
Gateway Fund	GATEX	GTECX		GTEYX
Loomis Sayles Multi-Asset Real Return Fund	MARAX	MARCX		MARYX
Loomis Sayles Strategic Alpha Fund	LABAX	LABCX		LASYX
McDonnell Intermediate Municipal Bond Fund	MIMAX	MIMCX		MIMYX
The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund Summary	1
ASG Diversifying Strategies Fund	1
ASG Global Alternatives Fund	8
ASG Managed Futures Strategy Fund	15
Gateway Fund	21
Loomis Sayles Multi-Asset Real Return Fund	26
Loomis Sayles Strategic Alpha Fund	34
McDonnell Intermediate Municipal Bond Fund	41
Investment Goals, Strategies and Risks	46
More Information About the Funds	46
ASG Diversifying Strategies Fund	46
ASG Global Alternatives Fund	50
ASG Managed Futures Strategy Fund	54
Gateway Fund	58
Loomis Sayles Multi-Asset Real Return Fund	61
Loomis Sayles Strategic Alpha Fund	66
McDonnell Intermediate Municipal Bond Fund	71
More Information About the Funds’ Strategies	74
Management Team	75
Meet the Funds’ Investment Advisers	75
Meet the Funds’ Portfolio Managers	76
Fund Services	78
Investing in the Funds	78
How Sales Charges Are Calculated	79
Compensation to Securities Dealers	81
It’s Easy to Open an Account	82
Minimum Balance Policy	82
Buying Shares	83
Selling Shares	84
Selling Shares in Writing	85
Exchanging Shares	86
Restrictions on Buying, Selling and Exchanging Shares	87
How Fund Shares Are Priced	88
Dividends and Distributions	90
Tax Consequences	90
Additional Investor Services	92
Financial Performance	92
Glossary of Terms	100
Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

ASG Diversifying Strategies Fund
Investment Goal The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	1.25%	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.33%	0.33%	0.32%
Total annual fund operating expenses	1.83%	2.58%	1.57%
Fee waiver and/or expense reimbursement[1]	0.09%	0.09%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.74%	2.49%	1.49%

1	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$742	$1,109	$1,501	$2,592
Class C	$352	$794	$1,362	$2,908
Class Y	$152	$488	$848	$1,861

1

Fund Summary

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$252	$794	$1,362	$2,908
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. Investments, Risks and Performance Principal Investment Strategies The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies (for example, relative value fixed income strategies and multi-market trend strategies) each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period. Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions. Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

2

Fund Summary

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Allocation and Correlation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.
 Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

3

Fund Summary

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the

4

Fund Summary

security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A
Highest Quarterly Return: Third Quarter 2010, 13.89%
Lowest Quarterly Return: Fourth Quarter 2012, -4.46%
Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (8/3/09)
ASG Diversifying Strategies Fund Class A – Return Before Taxes	-12.96%	-0.46%
Return After Taxes on Distributions	-12.96%	-1.77%
Return After Taxes on Distributions & Sale of Fund Shares	-8.42%	-1.03%
Class C – Return Before Taxes	-9.21%	0.54%
Class Y – Return Before Taxes	-7.37%	1.52%
3-month London Interbank Offered Rate (LIBOR) (Calculated from August 1, 2009)	0.51%	0.38%
Barclay Fund of Funds Index™ (Calculated from August 1, 2009)	4.72%	2.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser AlphaSimplex Group, LLC

5

Fund Summary

Investment Subadviser Reich & Tang Asset Management, LLC Portfolio Managers Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since 2009. Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since 2009. Philippe P. Lüdi, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010. Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since 2009.
Purchase and Sale of Fund Shares Class A and Class C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

6

Fund Summary

Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

Fund Summary

ASG Global Alternatives Fund
Investment Goal The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None	None
Redemption fees	None	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class Y
Management fees	1.15%	1.15%	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses
Fee/expense recovery[1]	0.01%	0.01%	0.00%	0.01%
Remainder of other expenses	0.20%	0.20%	0.10%	0.20%
Total other expenses	0.21%	0.21%	0.10% [2]	0.21%
Total annual fund operating expenses	1.61%	2.36%	1.25%	1.36%
Fee waiver and/or expense reimbursement[1]	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.61%	2.36%	1.25%	1.36%

1	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.60%, 2.35%, 1.30% and 1.35% of the Fund’s average daily net assets for Class A, Class C, Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.60%, 2.35%, 1.30% and 1.35% of the Fund’s average daily net assets for Class A, Class C, Class N and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
2	Other expenses for Class N shares are estimated for the current fiscal year.
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

8

Fund Summary

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$729	$1,054	$1,401	$2,376
Class C	$339	$736	$1,260	$2,696
Class N	$127	$397	$686	$1,511
Class Y	$138	$431	$745	$1,635

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$239	$736	$1,260	$2,696
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. Investments, Risks and Performance Principal Investment Strategies The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions. Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating.

9

Fund Summary

The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.
 Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

10

Fund Summary

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time. Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

11

Fund Summary

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A
Highest Quarterly Return: Third Quarter 2010, 7.26%
Lowest Quarterly Return: Third Quarter 2011, -7.47%
Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund Class A – Return Before Taxes	-2.48%	1.59%
Return After Taxes on Distributions	-2.48%	1.16%
Return After Taxes on Distributions & Sale of Fund Shares	-1.61%	1.15%
Class C – Return Before Taxes	1.69%	2.25%
Class N – Return Before Taxes	3.68%	3.25%
Class Y – Return Before Taxes	3.68%	3.25%
Barclay Fund of Funds Index™[1]	4.72%	0.36%
HFRI Fund of Funds Composite Index[2]	4.79%	1.08%
1	Effective November 19, 2012 the Barclay Fund of Funds Index™ replaced the HFRI Fund of Funds Composite Index as the Fund’s primary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

12

Fund Summary

2	Hedge Fund Research, Inc. (“HFR”) is in no way related or connected to or affiliated with Natixis Global Asset Management, any of its related or affiliated companies or their financial products and funds (collectively and individually, “NGAM”). HFR has not participated in the creation or formation of NGAM financial products and funds, and HFR does not endorse or approve NGAM’s financial products and funds or recommend investing in NGAM financial products or funds.
Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of Class Y shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Class Y shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Class Y shares because Class Y shares are subject to higher expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser AlphaSimplex Group, LLC Investment Subadviser Reich & Tang Asset Management, LLC Portfolio Managers Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since 2008. Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since 2008. Peter A. Lee, Senior Research Scientist for hedge fund beta replication of the Adviser, has served as co-portfolio manager of the Fund since 2010. Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since 2008.
Purchase and Sale of Fund Shares Class A and Class C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class N Shares Class N shares of the Fund are intended primarily for employer-sponsored retirement plans held in an omnibus fashion and are not available for purchase by individual investors. Class N shares are also available to fund of funds that are distributed by NGAM Distribution, L.P. (the “Distributor”). There is no minimum initial or subsequent investment for these shares. Please see the section “How to Buy Shares” in the SAI for details. Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

13

Fund Summary

  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Fund Summary

ASG Managed Futures Strategy Fund
Investment Goal The Fund pursues an absolute return strategy that seeks to provide capital appreciation. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	1.25%	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.30%	0.30%	0.31%
Total annual fund operating expenses	1.80%	2.55%	1.56%
Fee waiver and/or expense reimbursement[1]	0.07%	0.07%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.73%	2.48%	1.48%

1AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45% and 1.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed. Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$741	$1,102	$1,488	$2,564
Class C	$351	$787	$1,349	$2,880
Class Y	$151	$485	$842	$1,850

15

Fund Summary

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$251	$787	$1,349	$2,880
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. Investments, Risks and Performance Principal Investment Strategies The Fund seeks to generate positive absolute returns over time. Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry. Reich & Tang will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

16

Fund Summary

Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.
 Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk

17

Fund Summary

of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

18

Fund Summary

Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A Shares
Highest Quarterly Return: Third Quarter 2012, 2.05%
Lowest Quarterly Return: Second Quarter 2012, -6.06%
Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (07/30/10)
ASG Managed Futures Strategy Fund Class A – Return Before Taxes	-16.20%	-1.97%
Return After Taxes on Distributions	-16.46%	-3.29%
Return After Taxes on Distributions & Sale of Fund Shares	-10.52%	-2.32%
Class C – Return Before Taxes	-12.62%	-0.31%
Class Y – Return Before Taxes	-10.90%	0.66%
FTSE StableRisk Trend Composite Index	-30.03%	-5.88%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the one-year period exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser AlphaSimplex Group, LLC Investment Subadviser Reich & Tang Asset Management, LLC Portfolio Managers Andrew W. Lo, Chief Investment Strategist of AlphaSimplex, has served as co-portfolio manager of the Fund since 2010. Jeremiah H. Chafkin, President of AlphaSimplex, has served as co-portfolio manager of the Fund since 2010.

19

Fund Summary

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of Reich & Tang, has served as co-portfolio manager of the Fund since 2010. Robert W. Sinnott, Research Scientist of AlphaSimplex, has served as co-portfolio manager of the Fund since 2012.
Purchase and Sale of Fund Shares Class A and Class C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

Fund Summary

Gateway Fund
Investment Goal The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	1.03%	1.78%	0.78%
Fee waiver and/or expense reimbursement[1]	0.09%	0.08%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.70%	0.70%

1	Gateway Investment Advisers, LLC (“Gateway” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.94%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$665	$876	$1,103	$1,754
Class C	$273	$552	$957	$2,088
Class Y	$72	$241	$425	$959

21

Fund Summary

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$173	$552	$957	$2,088
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts (ADRs), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts (REITs). The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate-to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income investments and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time. Purchasing Stocks The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s total return. The Adviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indices underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The Adviser expects the portfolio to generally represent the broad U.S. equity market. Writing Index Call Options The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

22

Fund Summary

Purchasing Index Put Options The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options. Other Investments The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Correlation Risk: The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the indices underlying its option positions. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s equity portfolio. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes a multi-factor quantitative model to identify investment opportunities. There is a possibility that the quantitative model may fail to identify profitable opportunities at any time. Furthermore, it may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Options Risk: Options can be used to acquire or transfer the risk and returns of a security or other asset without buying or selling the security or asset. The value of the Fund’s positions in index options will fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of equity market performance and a measure of the performance of investment-grade bonds. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The returns shown in the bar chart and the table for periods before February 15, 2008 (February 19, 2008 for Class C shares) is that of the Fund’s predecessor (the “Gateway Predecessor Fund”), restated to reflect the expenses and sales loads of Class A and Class C shares. For the Class Y shares, the returns shown in the table for periods before February 19, 2008 are those of the Gateway Predecessor Fund.

23

Fund Summary

The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A
Highest Quarterly Return: Second Quarter 2003, 6.70%
Lowest Quarterly Return: Fourth Quarter 2008, -11.15%
Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Gateway Fund Class A - Return Before Taxes	-1.50%	-0.50%	3.78%
Class A - Return After Taxes on Distributions	-1.75%	-0.76%	3.37%
Class A - Return After Taxes on Distributions & Sale of Fund Shares	-0.64%	-0.44%	3.10%
Class C - Return Before Taxes	2.71%	-0.06%	3.60%
Class Y - Return before Taxes	4.76%	0.92%	4.51%
S&P 500 ® Index	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the one-year and five-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser Gateway Investment Advisers, LLC Portfolio Managers Paul R. Stewart, CFA, president and CEO of the Adviser, has served as co-portfolio manager of the Fund (including the Gateway Predecessor Fund) since 2006. Michael T. Buckius, CFA, senior vice president and chief investment officer of the Adviser, has served as co-portfolio manager of the Fund since 2008. Kenneth H. Toft, CFA, senior vice president and portfolio manager of the Adviser, has served as co-portfolio manager of the Fund since 2013.

24

Fund Summary

Purchase and Sale of Fund Shares Class A and Class C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

Fund Summary

Loomis Sayles Multi-Asset Real Return Fund
Investment Goal The Fund seeks to maximize real returns consistent with prudent investment management. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	1.07%	1.06%	1.08%
Acquired fund fees and expenses	0.06%	0.06%	0.06%
Total annual fund operating expenses	2.13%	2.87%	1.89%
Fee waiver and/or expense reimbursement[1]	0.72%	0.71%	0.73%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.41%	2.16%	1.16%

1Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed. Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

26

Fund Summary

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$587	$1,021	$1,480	$2,747
Class C	$319	$822	$1,451	$3,144
Class Y	$118	$523	$953	$2,152

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$219	$822	$1,451	$3,144
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 570% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking “real returns” (i.e ., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund’s duration will change over time. In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team’s overall macro strategy when deciding whether to buy or sell investments, with the goal of continually optimizing the Fund’s portfolio. The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time. Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its net assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind (“PIK”) securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations,

27

Fund Summary

hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are below investment-grade quality ( i.e. , none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc. (“Fitch”) or Standard & Poor’s Ratings Group (“S&P”)) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality. Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser’s sole discretion the Fund may have net short equity exposures of up to 35% of the Fund’s total assets and gross short equity exposures of up to 70% of the Fund’s total assets. At times, the Fund expects to gain this exposure substantially through the use of derivatives. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions ( e.g ., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund’s entire portfolio or more targeted hedges to neutralize specific components of the Fund’s equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations and hybrid instruments. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds (“ETFs”), unit investment trusts, and other pooled investment vehicles that may or may not be registered under the 1940 Act. The Fund may invest in REITs and U.S. and non-U.S. real estate companies. Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure ( i.e ., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A “commodity-linked instrument” is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund and a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Commodity Subsidiary”) may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs ( i.e ., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in the Commodity Subsidiary, although in certain circumstances it is possible that the Fund may also invest directly in certain commodity-linked instruments. The Commodity Subsidiary is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary. Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy. The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

28

Fund Summary

The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets. Although the Fund will not concentrate more than 25% of its total assets in issuers in any one industry, it may maintain aggregate exposure of more than 25% of its total assets to commodity-linked and commodity-related investments, and therefore may be significantly exposed to commodity-related risks. Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.
 Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in

29

Fund Summary

hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of the individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities may be more illiquid than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers’ inflation forecasts are incorrect, the Fund may be more severely impacted than other funds. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. The value of zero-coupon and pay-in-kind (“PIK”) bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

30

Fund Summary

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s NAV. Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A Shares
Highest Quarterly Return: First Quarter 2012, 4.50%
Lowest Quarterly Return: Third Quarter 2011, -4.25%

31

Fund Summary

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (09/30/10)
Loomis Sayles Multi-Asset Real Return Fund Class A – Return Before Taxes	2.69%	-0.53%
Return After Taxes on Distributions	1.92%	-1.28%
Return After Taxes on Distributions & Sale of Fund Shares	1.81%	-0.86%
Class C – Return Before Taxes	5.73%	0.76%
Class Y – Return Before Taxes	7.76%	1.74%
Barclays U.S. TIPS Index	6.98%	8.72%
U.S. Consumer Price Index + 300 basis points	4.82%	5.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser Loomis, Sayles & Company, L.P. Portfolio Managers Kevin P. Kearns, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010.
 Maura T. Murphy, CFA, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2011. Laura L. Sarlo, CFA, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010.
Purchase and Sale of Fund Shares Class A and Class C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.

32

Fund Summary

  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

33

Fund Summary

Loomis Sayles Strategic Alpha Fund
Investment Goal The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.17%	0.17%	0.17%
Total annual fund operating expenses	1.12%	1.87%	0.87%
Fee waiver and/or expense reimbursement[1]	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.12%	1.87%	0.87%

1	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05% and 1.05% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 1.05% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$559	$790	$1,039	$1,752
Class C	$290	$588	$1,011	$2,190
Class Y	$89	$278	$482	$1,073

34

Fund Summary

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$190	$588	$1,011	$2,190
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies The Fund has an absolute total return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment-grade fixed-income securities (also known as “junk bonds”) and derivatives that have returns related to the returns on below investment-grade fixed-income securities, although it is expected that, under normal market conditions, the Fund’s net exposure ( i.e. , long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment-grade fixed-income assets generally will not exceed 50% of the Fund’s total assets. Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund defines an “emerging market currency” as a currency of a country that carries a sovereign debt quality rating that is rated below investment-grade by either Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or is unrated by both S&P and Moody’s. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure ( i.e. , currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund’s duration will change over time. The Fund also may invest in preferred stocks. In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund’s exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team’s overall macro strategy, with the goal of continually optimizing the Fund’s portfolio. The Fund will pursue its investment goal by obtaining long investment exposures through investments in securities and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time. Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, pay-in-kind (“PIK”) securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.

35

Fund Summary

Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy. Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks and convertible preferred stocks. The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio. The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets. Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive.
 Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

36

Fund Summary

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund’s investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Zero-Coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities may be more illiquid than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers’ inflation forecasts are incorrect, the Fund may be more severely impacted than other funds. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. The value of zero-coupon and pay-in-kind (“PIK”) bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in stocks also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

37

Fund Summary

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s NAV. Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. Total Returns for Class A Shares
Highest Quarterly Return: First Quarter 2012, 5.43%
Lowest Quarterly Return: Third Quarter 2011, -4.69%

38

Fund Summary

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (12/15/10)
Loomis Sayles Strategic Alpha Fund Class A – Return Before Taxes	7.19%	1.67%
Return After Taxes on Distributions	6.19%	0.66%
Return After Taxes on Distributions & Sale of Fund Shares	4.71%	0.84%
Class C – Return Before Taxes	10.44%	3.14%
Class Y – Return Before Taxes	12.57%	4.20%
3-month London Interbank Offered Rate (LIBOR)	0.51%	0.39%
3-month LIBOR +300 basis points	3.56%	3.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser Loomis, Sayles & Company, L.P. Portfolio Managers Matthew J. Eagan, CFA, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010. Kevin P. Kearns, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010. Todd P. Vandam, CFA, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2010.
Purchase and Sale of Fund Shares Class A and Class C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.

39

Fund Summary

  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

Fund Summary

McDonnell Intermediate Municipal Bond Fund
Investment Goal The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 79 of the Prospectus and on page 113 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%	None
Redemption fees	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses (estimated for the current fiscal year)	0.35%	0.35%	0.35%
Total annual fund operating expenses	1.00%	1.75%	0.75%
Fee waiver and/or expense reimbursement[1]	0.20%	0.20%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	1.55%	0.55%
1	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80%, 1.55% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.80%, 1.55% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
	1 year	3 years
Class A	$429	$638
Class C	$258	$532
Class Y	$56	$220

41

Fund Summary

If shares are not redeemed:
	1 year	3 years
Class C	$158	$532
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period November 16, 2012 (the Fund’s inception date) through December 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. Municipal securities are debt instruments typically issued by or on behalf of state and local governments, territories or possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities and may include general obligation, revenue and private activity bonds and notes. In addition, the Fund may invest up to 20% of its assets in securities that pay interest subject to federal income taxation. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax. The Fund’s investments may include securities issued by the U.S. government, its agencies and instrumentalities and corporate debt securities. The Fund will invest primarily in investment-grade fixed-income securities. “Investment-grade” securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)), or, if unrated, are determined by McDonnell Investment Management, LLC (“McDonnell” or the “Subadviser”) to be of comparable quality. The Subadviser considers pre-refunded bonds and municipal securities escrowed to maturity using U.S. Treasury securities or U.S. government agency securities to be investment grade securities, regardless of rating. The Fund may also invest up to 10% of its assets in securities that are not investment grade (commonly known as “junk bonds”). Under normal circumstances, the dollar-weighted average maturity of the Fund’s portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity. The portfolio management team seeks to build a portfolio based on a number of factors including sector, duration and maturity distribution, yield, expected return, credit momentum outlook (sector and security level), credit quality, security structure, issue size and liquidity. Through the use of quantitative and fundamental analysis, the pool of possible portfolio investments is screened using these factors to arrive at a narrower universe of securities that the Subadviser believes are suitable for the Fund’s portfolio. Potential investments are also subject to a portfolio risk assessment that may include the following:
  Determining the ability of creditors to fully repay debt obligations in a timely manner.
  Use of a wide variety of internal and external quantitative and analytical and informational sources to assess likelihood of repayment.
  Monitoring rating agency and third party surveillance sources with an emphasis on core holdings.
The Subadviser may sell a security for a variety of reasons including, duration management, yield curve positioning, sector rotation, a change in credit momentum outlook or if more attractive investment opportunities are identified. The Fund may also:
  Invest in when-issued securities and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
  Enter into futures transactions for hedging and investment purposes.
  Invest in other investment companies to the extent permitted by the Investment Company Act of 1940.
Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

42

Fund Summary

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives such as futures transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. Rule 144A securities may be more illiquid than other fixed-income securities. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Municipal Securities Risk: Municipal bonds are investments issued by states, cities, public authorities or political subdivisions to raise money for public purposes, including general obligation bonds and revenue obligations. Municipal securities are subject to information risk, liquidity risk, credit risk and the risks that economic, political, fiscal or regulatory events, legislative changes and the enforceability of rights of municipal bond holders could adversely affect the values of municipal bonds. Municipal obligations may be susceptible to downgrades or defaults during recessions or similar periods of economic stress and insolvent municipalities may file for bankruptcy, which could significantly affect the rights of creditors and the value of the municipal securities. In addition, if the municipal securities held by the Fund fail to meet certain legal requirements allowing interest distributed from such securities to be tax-exempt, the interest received and distributed to shareholders by the Fund may be taxable. Risk/Return Bar Chart and Table Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance. Management Investment Adviser NGAM Advisors, L.P. (“NGAM Advisors”)

43

Fund Summary

Subadviser McDonnell Investment Management, LLC (“McDonnell”)
 Portfolio Managers Dawn Mangerson, Vice President and Senior Portfolio Manager of McDonnell, has served as co-portfolio manager of the Fund since 2012. James Grabovac, CFA, Managing Director and Senior Portfolio Manager of McDonnell, has served as co-portfolio manager of the Fund since 2012. Lawrence Jones, Portfolio Manager of McDonnell, has served as co-portfolio manager of the Fund since 2012. Steve Wlodarski, CFA, Managing Director of Municipal Portfolio Management of McDonnell, has served as co-portfolio manager of the Fund since 2012. Purchase and Sale of Fund Shares Class A and C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information The Fund intends to distribute exempt-interest dividends, which are exempt from federal income tax. A portion of the Fund’s exempt-interest dividends may be subject to the federal alternative minimum tax. Also, a portion of the Fund’s distributions may not qualify as exempt-interest dividends; rather, such portion will generally be taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

44

Fund Summary

Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45

Investment Goals, Strategies and Risks

More Information About the Funds ASG Diversifying Strategies Fund Investment Goal The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals. Principal Investment Strategies The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies (for example, relative value fixed income strategies and multi-market trend strategies) each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period. Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions. Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

46

Investment Goals, Strategies and Risks

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk. Allocation and Correlation Risk This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure. In addition, the Adviser’s judgment about the correlation of various market exposures to the returns of major equity indices (and to each other) may be incorrect, adversely affecting performance. This risk may be particularly acute during periods of market turmoil, when previously uncorrelated asset classes and market exposures often become more correlated. There is no guarantee that the Adviser will be successful in managing correlation with major equity indices, and, as a result, the Fund’s returns may be correlated with major equity indices to a greater extent than desired during any period and over time. Furthermore, because the Fund intends to maintain a low to negative correlation to the returns of major equity indices, during periods when returns in such markets increase, the Fund’s returns will not necessarily reflect the increase. Commodity Risk This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the CFTC rules on the Fund is uncertain. Commodity Subsidiary Risk Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the 1940 Act, and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund’s shareholders may suffer decreased investment returns. Concentrated Investment Risk The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall

47

Investment Goals, Strategies and Risks

in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry. Credit/Counterparty Risk Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk Fluctuations in the exchange rates between different currencies may negatively affect an investment. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Fund expects to make extensive use of derivative transactions. Therefore, the performance of the Fund may depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes, and may be considered a speculative activity. The Fund’s use of derivatives, such as futures, forward contracts, other foreign currency transactions and commodity-linked derivatives, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Equity Securities Risk The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities, industries, or in the equity market as a whole. This may impact the Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred or common stock. Foreign Securities Risk This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments may also cause the value of the Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging

48

Investment Goals, Strategies and Risks

markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change. Issuer Risk The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Leverage Risk Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Investment in derivatives may be especially illiquid when compared to other investments, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid at certain times. At these times, it may be difficult to sell securities. Illiquid investments also may be difficult to value. Management Risk Management risk is the risk that the portfolio managers’ investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser’s models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market factor, changes from the market factors’ historical trends and technical issues in the construction and implementation of the models ( e.g. , data problems, and/or software issues). The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser’s models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

49

Investment Goals, Strategies and Risks

Short Exposure Risk A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. U.S. Government Securities Risk Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid. ASG Global Alternatives Fund Investment Goal The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals. Principal Investment Strategies The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser also may consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions. Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity.

50

Investment Goals, Strategies and Risks

Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk. Commodity Risk This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the CFTC rules on the Fund is uncertain. Commodity Subsidiary Risk Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the 1940 Act, and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund’s shareholders may suffer decreased investment returns. Concentrated Investment Risk The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall

51

Investment Goals, Strategies and Risks

in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry. Credit/Counterparty Risk Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk Fluctuations in the exchange rates between different currencies may negatively affect an investment. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes, and may be considered a speculative activity. The Fund’s use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other OTC traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Equity Securities Risk The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities, industries, or in the equity market as a whole. This may impact the Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred or common stock. Foreign Securities Risk This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments may also cause the value of the Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging

52

Investment Goals, Strategies and Risks

markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Hedge Fund Risk Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time. Index/Tracking Error Risk Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index. Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change. Issuer Risk The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Leverage Risk Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Investment in derivatives may be especially illiquid when compared to other investments, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid at certain times. At these times, it may be difficult to sell securities. Illiquid investments also may be difficult to value. Management Risk Management risk is the risk that the portfolio managers’ investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative

53

Investment Goals, Strategies and Risks

and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser’s models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market factor, changes from the market factors’ historical trends and technical issues in the construction and implementation of the models ( e.g. , data problems, and/or software issues). The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser’s models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. Short Exposure Risk A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. U.S. Government Securities Risk Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid. ASG Managed Futures Strategy Fund Investment Goal The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goal. Principal Investment Strategies The Fund seeks to generate positive absolute returns over time. Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level

54

Investment Goals, Strategies and Risks

of annualized volatility for the Fund’s overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry. Reich & Tang will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk. Commodity Risk This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the CFTC rules on the Fund is uncertain.

55

Investment Goals, Strategies and Risks

Commodity Subsidiary Risk Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the 1940 Act, and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund’s shareholders may suffer decreased investment returns. Concentrated Investment Risk The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry. Credit/Counterparty Risk Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk Fluctuations in the exchange rates between different currencies may negatively affect an investment. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes, and may be considered a speculative activity. The Fund’s use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other OTC traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Equity Securities Risk The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities, industries, or in the equity market as a whole. This may impact the Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that

56

Investment Goals, Strategies and Risks

affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred or common stock. Foreign Securities Risk This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments may also cause the value of the Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change. Issuer Risk The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Large Investor Risk Ownership of shares of the Fund may be concentrated in one or a few large investors such as a fund-of-funds or a large group of similarly managed accounts. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund’s sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses or could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratios. Leverage Risk Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investments in foreign securities tend to have greater exposure to

57

Investment Goals, Strategies and Risks

liquidity risk than domestic securities. Investment in derivatives may be especially illiquid when compared to other investments, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid at certain times. At these times, it may be difficult to sell securities. Illiquid investments also may be difficult to value. Management Risk Management risk is the risk that the portfolio managers’ investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. Investments selected using the Adviser’s models may perform differently than expected as a result of the market factors used in creating models, the weight given to each such market factor, changes from the market factors’ historical trends and technical issues in the construction and implementation of the models ( e.g. , data problems, and/or software issues). The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance. As a result, the Adviser’s models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. Short Exposure Risk A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. U.S. Government Securities Risk Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid. Gateway Fund Investment Goal The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. The Fund’s investment goal is non-fundamental, which means that it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal. Principal Investment Strategies Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can

58

Investment Goals, Strategies and Risks

protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts (ADRs), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts (REITs). The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate-to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income investments and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time. Purchasing Stocks The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s total return. The Adviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indices underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The Adviser expects the portfolio to generally represent the broad U.S. equity market. Writing Index Call Options The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund. Purchasing Index Put Options The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options. Other Investments The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions. Correlation Risk The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

59

Investment Goals, Strategies and Risks

Equity Securities Risk The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities, industries, or in the equity market as a whole. This may impact the Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred or common stock. Foreign Securities Risk This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments may also cause the value of the Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in securities of developed market companies that conduct substantial business in emerging markets also may be subject to greater risk. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Management Risk This is the risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes a multi-factor quantitative model to identify investment opportunities. Investments selected using the Adviser’s model may perform differently than expected as a result of the market factors used in creating the model, the weight given to each such market factor, changes from the market factors’ historical trends and technical issues in the construction and implementation of the model (e.g., data problems, and/or software issues). As a result, the Adviser’s model may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk This is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Options Risk The value of the Fund’s positions in index options may fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. REITs Risk The Fund’s performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITS also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

60

Investment Goals, Strategies and Risks

Additional Information Regarding the Gateway Predecessor Fund The Fund acquired the assets and liabilities of the Gateway Predecessor Fund in a reorganization (the “Reorganization”) on February 15, 2008 (February 19, 2008 for Class C and Class Y Shares). The returns shown for periods prior to February 15, 2008 in the Risk/Return Bar Chart and Table in the Fund summary reflect the performance of the Gateway Predecessor Fund. Shareholders of the Gateway Predecessor Fund received Class A shares of the Fund in the Reorganization. The Fund’s Class A, Class C and Class Y shares were not outstanding prior to the Reorganization. Although the Gateway Predecessor Fund’s shares and the Fund’s Class A, Class C and Class Y shares would have had substantially similar annual returns because the shares would have been invested in the same portfolio of securities, returns for Class A, Class C and Class Y shares would have been different to the extent their respective expenses differ. Performance for periods after the Reorganization reflects actual Class A, Class C and Class Y performance. Loomis Sayles Multi-Asset Real Return Fund Investment Goal The Fund seeks to maximize real returns consistent with prudent investment management. The investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goal. Principal Investment Strategies The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking “real returns” (i.e ., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund’s duration will change over time. In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team’s overall macro strategy when deciding whether to buy or sell investments, with the goal of continually optimizing the Fund’s portfolio. The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time. Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its net assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind (“PIK”) securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations,

61

Investment Goals, Strategies and Risks

hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are below investment-grade quality ( i.e. , none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc. (“Fitch”) or Standard & Poor’s Ratings Group (“S&P”)) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality. Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser’s sole discretion the Fund may have net short equity exposures of up to 35% of the Fund’s total assets and gross short equity exposures of up to 70% of the Fund’s total assets. At times, the Fund expects to gain this exposure substantially through the use of derivatives. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions ( e.g ., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund’s entire portfolio or more targeted hedges to neutralize specific components of the Fund’s equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations and hybrid instruments. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds (“ETFs”), unit investment trusts, and other pooled investment vehicles that may or may not be registered under the 1940 Act. The Fund may invest in REITs and U.S. and non-U.S. real estate companies. Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure ( i.e ., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A “commodity-linked instrument” is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund and a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Commodity Subsidiary”) may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs ( i.e ., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in the Commodity Subsidiary, although in certain circumstances it is possible that the Fund may also invest directly in certain commodity-linked instruments. The Commodity Subsidiary is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary. Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy. The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio. The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

62

Investment Goals, Strategies and Risks

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets. Although the Fund will not concentrate more than 25% of its total assets in issuers in any one industry, it may maintain aggregate exposure of more than 25% of its total assets to commodity-linked and commodity-related investments, and therefore may be significantly exposed to commodity-related risks. Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions. For example, to the extent the Fund enters into an interest rate swap contract, the Fund will be subject to “interest rate” risk. Agency Securities Risk
Agency securities are subject to fixed-income securities risk, as described herein. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. In addition, in 2008 the U.S. Treasury Department placed certain government-sponsored companies into conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Below Investment-Grade Fixed-Income Securities Risk Below investment-grade fixed-income securities, also known as “junk bonds,” are rated below investment-grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. To be considered rated below investment-grade quality, none of the three major rating agencies (Moody’s, Fitch or S&P) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment-grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade fixed-income securities, be more dependent upon the portfolio managers’ credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment-grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment-grade fixed-income securities will fluctuate. If the issuer of below investment-grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery. Commodity Risk
Because a significant portion of the Fund’s assets may be invested in commodity-linked and commodity-related investments, exposure to which will often be obtained substantially through the use of derivative instruments, the Fund may be subject to the risks of investing in commodities and derivatives risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked instruments may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issues in the financial services sector may cause the Fund’s share value to fluctuate. Commodity-linked instruments may be more volatile than the underlying commodities. The Fund intends to gain exposure to commodities in whole or in significant part indirectly by investing in the Commodity Subsidiary, a non-U.S. entity that will be treated as a corporation for U.S. federal income tax purposes. The Fund’s ability to invest in commodity-linked instruments, and the means through which any such investments may be made, will be limited by tax considerations. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increases the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.

63

Investment Goals, Strategies and Risks

Commodity Subsidiary Risk Investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the 1940 Act, and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Islands taxes, the Fund’s shareholders may suffer decreased investment returns. Credit/Counterparty Risk Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk Fluctuations in the exchange rates between different currencies may negatively affect an investment. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk
As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Fund expects to make extensive use of derivative transactions. Therefore, the performance of the Fund may depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives, such as futures, forward contracts, options, warrants, swaps, structured notes, and other foreign currency transactions, commodity-linked derivatives and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Emerging Markets Risk This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities, industries, or in the equity market as a whole. This may impact the Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in

64

Investment Goals, Strategies and Risks

cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred or common stock. Fixed-Income Securities Risk Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A fixed-income securities may be more illiquid than other fixed-income securities. Zero coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments may also cause the value of the Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers’ inflation forecasts are incorrect, the Fund may be more severely impacted than other funds. Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when prevailing interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. Investments in Other Investment Companies Risk The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Leverage Risk
Use of derivative instruments may involve leverage. Taking short positions also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the

65

Investment Goals, Strategies and Risks

Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Investment in derivatives may be especially illiquid when compared to other investments, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid at certain times. At these times, it may be difficult to sell securities. Illiquid investments also may be difficult to value. Management Risk This is the risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk This is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk
In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities. The value of some mortgage-related securities and other asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. The market for mortgage-related securities and other asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. Non-Diversification Risk Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s NAV. Short Exposure Risk A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. Loomis Sayles Strategic Alpha Fund Investment Goal The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

66

Investment Goals, Strategies and Risks

Principal Investment Strategies The Fund has an absolute total return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment-grade fixed-income securities (also known as “junk bonds”) and derivatives that have returns related to the returns on below investment-grade fixed-income securities, although it is expected that, under normal market conditions, the Fund’s net exposure ( i.e. , long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment-grade fixed-income assets generally will not exceed 50% of the Fund’s total assets. Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund defines an “emerging market currency” as a currency of a country that carries a sovereign debt quality rating that is rated below investment-grade by either Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or is unrated by both S&P and Moody’s. Currency positions that are intended to hedge the Fund’s non-U.S. currency exposure ( i.e. , currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund’s duration will change over time. The Fund also may invest in preferred stocks. In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund’s exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team’s overall macro strategy, with the goal of continually optimizing the Fund’s portfolio. The Fund will pursue its investment goal by obtaining long investment exposures through investments in securities and derivatives and short investment exposures substantially through derivatives. A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund’s long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time. Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), real estate investment trusts (“REITs”), zero-coupon securities, step coupon securities, pay-in-kind (“PIK”) securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper. Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. The

67

Investment Goals, Strategies and Risks

Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy. Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks and convertible preferred stocks. The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio. The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure. The total notional value of the Fund’s derivative instruments may significantly exceed the total value of the Fund’s assets. Although the Fund seeks positive total returns over time, the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive.
Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions. For example, to the extent the Fund enters into an interest rate swap contract, the Fund will be subject to “interest rate” risk. Agency Securities Risk
Agency securities are subject to fixed-income securities risk, as described herein. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. In addition, in 2008 the U.S. Treasury Department placed certain government-sponsored companies into conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Below Investment-Grade Fixed-Income Securities Risk Below investment-grade fixed-income securities, also known as “junk bonds,” are rated below investment-grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. To be considered rated below investment-grade quality, none of the three major rating agencies (Moody’s, Fitch or S&P) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment-grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade fixed-income securities, be more dependent upon the portfolio managers’ credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment-grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment-grade fixed-income securities will fluctuate. If the issuer of below investment-grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery. Credit/Counterparty Risk Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

68

Investment Goals, Strategies and Risks

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk Fluctuations in the exchange rates between different currencies may negatively affect an investment. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting a Fund to substantial losses. The Adviser may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Derivatives Risk
As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Fund expects to make extensive use of derivative transactions. Therefore, the performance of the Fund may depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Emerging Markets Risk This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Fixed-Income Securities Risk Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A fixed-income securities may be more illiquid than other fixed-income securities. Zero coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

69

Investment Goals, Strategies and Risks

Foreign Securities Risk This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments may also cause the value of the Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments. Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers’ inflation forecasts are incorrect, the Fund may be more severely impacted than other funds. Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when prevailing interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. Issuer Risk The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Large Investor Risk Ownership of shares of the Fund may be concentrated in one or a few large investors such as a fund-of-funds or a large group of similarly managed accounts. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund’s sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses or could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratios. Leverage Risk
Use of derivative instruments may involve leverage. Taking short positions also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful. Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investments in foreign securities tend to have greater exposure to

70

Investment Goals, Strategies and Risks

liquidity risk than domestic securities. Investment in derivatives may be especially illiquid when compared to other investments, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid at certain times. At these times, it may be difficult to sell securities. Illiquid investments also may be difficult to value. Management Risk This is the risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk This is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk
In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities. The value of some mortgage-related securities and other asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. The market for mortgage-related and other asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. Non-Diversification Risk Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s NAV. Short Exposure Risk A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase. McDonnell Intermediate Municipal Bond Fund Investment Goal The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital. The Fund’s investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goal. Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. Municipal securities are debt instruments typically issued by or on behalf of state and local governments, territories or possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities and may include general obligation, revenue and private activity bonds and notes. In addition, the Fund may invest up to 20% of its assets in securities that pay interest subject to federal income taxation. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax. The Fund’s investments may include securities issued by the U.S. government, its agencies and instrumentalities and corporate debt securities. The Fund will invest primarily in investment-grade fixed-income securities. “Investment-grade” securities are those securities

71

Investment Goals, Strategies and Risks

that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)), or, if unrated, are determined by McDonnell Investment Management, LLC (“McDonnell” or the “Subadviser”) to be of comparable quality. The Subadviser considers pre-refunded bonds and municipal securities escrowed to maturity using U.S. Treasury securities or U.S. government agency securities to be investment grade securities, regardless of rating. The Fund may also invest up to 10% of its assets in securities that are not investment grade (commonly known as “junk bonds”). Under normal circumstances, the dollar-weighted average maturity of the Fund’s portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity. The portfolio management team seeks to build a portfolio based on a number of factors including sector, duration and maturity distribution, yield, expected return, credit momentum outlook (sector and security level), credit quality, security structure, issue size and liquidity. Through the use of quantitative and fundamental analysis, the pool of possible portfolio investments is screened using these factors to arrive at a narrower universe of securities that the Subadviser believes are suitable for the Fund’s portfolio. Potential investments are also subject to a portfolio risk assessment that may include the following:
  Determining the ability of creditors to fully repay debt obligations in a timely manner.
  Use of a wide variety of internal and external quantitative and analytical and informational sources to assess likelihood of repayment.
  Monitoring rating agency and third party surveillance sources with an emphasis on core holdings.
The Subadviser may sell a security for a variety of reasons including, duration management, yield curve positioning, sector rotation, a change in credit momentum outlook or if more attractive investment opportunities are identified. The Fund may also:
  Invest in when-issued securities and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
  Enter into futures transactions for hedging and investment purposes.
  Invest in other investment companies to the extent permitted by the Investment Company Act of 1940.
The Fund may not change the 80% policy discussed above without shareholder approval. Principal Investment Risks The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under “Principal Risks.” The Fund does not represent a complete investment program. The following is a list of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s use of derivative instruments, the Fund may be subject to many of the risks below indirectly through its derivative transactions. Below Investment-Grade Fixed-Income Securities Risk Below investment-grade fixed-income securities are rated below investment-grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. To be considered rated below investment-grade quality, none of the three major rating agencies (Moody’s, Fitch or S&P) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment-grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade fixed-income securities, be more dependent upon the portfolio managers’ credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment-grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment-grade fixed-income securities will fluctuate. If the issuer of below investment-grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery. Credit Risk This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Derivatives Risk As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. The Fund’s use of derivatives such as futures transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to

72

Investment Goals, Strategies and Risks

terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative may be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Fixed-Income Securities Risk Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. Rule 144A fixed-income securities may be more illiquid than other fixed-income securities. Interest Rate Risk This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change. Investments in Other Investment Companies Risk The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Liquidity Risk Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk may involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in certain derivatives may be especially illiquid when compared to other investments, especially during periods of market stress. Illiquid investments also may be difficult to value. Management Risk This is the risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk This is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Municipal Securities Risk Municipal bonds are investments issued by states, cities, public authorities or political subdivisions to raise money for public purposes. Municipal securities that are general obligations of a state or other government entity are supported by its taxing powers and are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other government entities. Revenue obligations, in contrast, are payable from revenue earned by a particular project or other revenue source and are not backed by the credit of the state or local government authority issuing the bonds, but rather only the revenue generated by the project. Municipalities and other public authorities may issue private activity bonds to finance development of industrial or other facilities for use by a private enterprise. Such bonds are also revenue bonds and the private enterprise (and/or any guarantor) pays the principal and interest on the bond; the issuer does not pledge its faith, credit and taxing power for repayment. The credit and quality of private activity bonds are usually tied to the credit of the corporate user of the facilities. There is generally less public information available for municipal securities compared to corporate equities or bonds. Certain municipal securities may be or may become highly illiquid, making them difficult to value or dispose of at favorable prices. Weakness in the local or national economy, political, fiscal or regulatory events, legislative changes and the enforceability of rights of municipal bond holders could adversely affect the values of municipal bonds. Municipal obligations may be susceptible to downgrades or defaults during recessions or similar periods of economic stress and insolvent municipalities may file for bankruptcy, which could significantly affect the rights of creditors and the value of the municipal securities. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements that allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. Changes in federal or state tax laws may also cause the prices of municipal securities to fall or could affect the tax-exempt status of municipal securities.

73

Investment Goals, Strategies and Risks

More Information About the Funds’ Strategies
Temporary Defensive Measures As a temporary defensive measure, a Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as its Adviser or Subadviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal. Securities Lending Each of Loomis Sayles Multi-Asset Real Return Fund and Loomis Sayles Strategic Alpha Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and a Fund will also receive a fee or interest on the collateral. These fees or interest are income to each Fund, although each Fund often must share the income with the securities lending agent and/or the borrower. Securities lending involves, among other risks, the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan. In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. Each Fund’s securities lending activities are implemented pursuant to policies and procedures approved by the Board of Trustees and are subject to Board oversight. Transactions with Other Investment Companies Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by NGAM Advisors, L.P. (“NGAM Advisors”) (an affiliate of AlphaSimplex, Gateway, Loomis Sayles and McDonnell) or its affiliates (“Central Funds”). The Central Funds currently include one money market fund: the Daily Income Fund. The Daily Income Fund is advised by Reich & Tang Asset Management, LLC (“Reich & Tang”). Because AlphaSimplex, Gateway, Loomis Sayles, NGAM Advisors, McDonnell and Reich & Tang are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940, as amended (the “1940 Act”). Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II (except the Loomis Sayles Senior Floating Rate and Fixed Income Fund), Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include NGAM Advisors, Reich & Tang, Loomis Sayles, AEW Capital Management, L.P., AlphaSimplex, Gateway, Hansberger Global Investors, Inc., Harris Associates, L.P., McDonnell, Vaughan Nelson Investment Management, L.P. and Westpeak Global Advisors, LLC (“Westpeak”). Each of these advisers and subadvisers (except Westpeak) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds also may make investments in related investment companies to the extent permitted by SEC regulation. Percentage Investment Limitations Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Portfolio Holdings A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.

74

Management Team

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days for ASG Diversifying Strategies Fund, ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund and 30 days for Gateway Fund, Loomis Sayles Multi-Asset Real Return Fund, Loomis Sayles Strategic Alpha Fund, and McDonnell Intermediate Municipal Bond Fund, is available on the Funds’ website at ngam.natixis.com (select the name of the Fund in the “Find a fund” box). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information. In addition, a list of the Loomis Sayles Funds’ top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Funds’ website at ngam.natixis.com (select the name of the Fund in the “Find a fund” box). Management Team Meet the Funds’ Investment Advisers The Natixis Funds family currently includes 31 mutual funds (the “Natixis Funds”). The Natixis Funds family had combined assets of $44.5 billion as of December 31, 2012. Natixis Funds are distributed through NGAM Distribution, L.P. (the “Distributor”). Advisers AlphaSimplex, located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the ASG Diversifying Strategies Fund, the ASG Global Alternatives Fund and the ASG Managed Futures Strategy Fund. AlphaSimplex was founded in 1999 and as of December 31, 2012, it serves as investment adviser or subadviser with respect to assets of $2.41 billion. Gateway, located at 312 Walnut Street, 35th Floor, Cincinnati, Ohio 45202, serves as the adviser to the Gateway Fund. Gateway had approximately $10.5 billion in assets under management as of December 31, 2012. Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the adviser to the Loomis Sayles Multi-Asset Real Return Fund and the Loomis Sayles Strategic Alpha Fund. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $186.1 billion in assets under management as of December 31, 2012. Loomis Sayles has an extensive internal research staff. Loomis Sayles makes investment decisions for the Loomis Sayles Multi-Asset Real Return Fund and the Loomis Sayles Strategic Alpha Fund. AlphaSimplex, Gateway and Loomis Sayles are subsidiaries of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France. Natixis US has 13 principal subsidiary or affiliated asset management firms that collectively had over $353 billion in assets under management as of December 31, 2012. The aggregate advisory and subadvisory fees paid by the Funds (including the fees paid by the Funds’ Commodity Subsidiaries, if applicable) during the fiscal year ended December 31, 2012, as a percentage of each Fund’s average daily net assets, were 1.16% for ASG Diversifying Strategies Fund (after waiver), 1.15% for ASG Global Alternatives Fund, 1.18% for ASG Managed Futures Strategy Fund (after waiver), 0.56% for Gateway Fund (after waiver), 0.70% for Loomis Sayles Strategic Alpha Fund and 0.02% for Loomis Sayles Multi-Asset Real Return Fund (after waiver). The aggregate advisory and subadvisory fees to be paid to the McDonnell Intermediate Municipal Bond Fund as a percentage of the Fund’s average daily net assets is 0.40%. Subadvisers McDonnell, located at 1515 West 22nd Street, Oak Brook, Illinois 60523, serves as subadviser to the McDonnell Intermediate Municipal Bond Fund. Originally founded in 2001, McDonnell focuses primarily on providing fixed income investment management for clients, including investment grade taxable and tax-exempt strategies as well as blended taxable and tax-exempt strategies. As of December 31, 2012, McDonnell had $13.2 billion in assets under management. Reich & Tang, located at 1411 Broadway, 28th Floor, New York, New York 10018, serves as the subadviser to the ASG Diversifying Strategies Fund, the ASG Global Alternatives Fund and the ASG Managed Futures Strategy Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by Natixis US. Reich & Tang’s origins date back to 1970, and as of December 31, 2012, it is the investment manager, adviser or subadviser with respect to assets in excess of $11.9 billion.

75

Management Team

Subadvisory Agreements The Natixis Funds have received an exemptive order from the SEC that permits NGAM Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits NGAM Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with NGAM Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes. A discussion of the factors considered by the Board of Trustees in approving the investment advisory contracts for the Funds managed by AlphaSimplex, Gateway or Loomis Sayles are available in the semiannual reports for the six months ended June 30, 2012 for the Funds. A discussion of the factors considered by the Board of Trustees in approving the McDonnell Intermediate Municipal Bond Fund’s investment advisory contracts is available in the annual report for the twelve months ended December 31, 2012 for the Fund. Portfolio Trades In placing portfolio trades, a Fund’s adviser or subadviser may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US, NGAM Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees. Meet the Funds’ Portfolio Managers The following persons have had primary responsibility for the day-to-day management of the indicated Fund’s portfolio since the date stated below. AlphaSimplex Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the ASG Global Alternatives Fund since its inception in 2008, the ASG Diversifying Strategies Fund since its inception in 2009 and the ASG Managed Futures Strategy Fund since its inception in 2010. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering. Jeremiah H. Chafkin - Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Committee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the ASG Global Alternatives Fund since its inception in 2008, the ASG Diversifying Strategies Fund since its inception in 2009 and the ASG Managed Futures Strategy Fund since its inception in 2010. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Mr. Chafkin served as president of Charles Schwab Investment Management from 1999 until 2002. From 1999 until 2006, Mr. Chafkin was an Executive Vice President at Charles Schwab. Mr. Chafkin headed investment advice and research for Charles Schwab from 2002 until 2006. Peter A. Lee - Mr. Lee joined AlphaSimplex in 2007 and currently serves as Senior Research Scientist for hedge fund beta replication products. Mr. Lee has served as co-portfolio manager of the ASG Global Alternatives Fund since 2010. Mr. Lee received an AB in Applied Mathematics with a secondary field in Economics from Harvard University in 2007. Philippe P. Lüdi - Dr. Lüdi joined AlphaSimplex in 2006 and currently serves as Vice President, focusing on Global Macro and Global Tactical Asset Allocation strategies. Dr. Lüdi has served as co-portfolio manager of the ASG Diversifying Strategies Fund since 2010. Dr. Lüdi received the equivalent of an MA in Molecular and Computational Biology from the University of Basel in 2000, followed by an MS in Statistics in 2002 and a PhD in Bioinformatics in 2006, both from Duke University. Robert W. Sinnott - Mr. Sinnott joined AlphaSimplex in 2009 and currently serves as Research Scientist for trend and relative-value models. Mr. Sinnott has served as co-portfolio manager of the ASG Managed Futures Strategy Fund since 2012. Mr. Sinnott received both an A.B. and A.M. in Statistics from Harvard University. Gateway Paul R. Stewart - Mr. Stewart joined the Predecessor Adviser in 1995. He served as treasurer of the Predecessor Trust through 1999 and as chief financial officer of the Predecessor Adviser through 2003. He became a senior vice president of the Predecessor Adviser and began working in the area of portfolio management in 2000. Mr. Stewart was appointed chief investment officer of the Predecessor Adviser in 2006 and President and CEO of Gateway in 2013 and served as co-portfolio manager of the Gateway Fund since 2006. Mr. Stewart received a BBA from Ohio University in 1988. He holds the designation of Chartered Financial Analyst.

76

Management Team

Michael T. Buckius - Mr. Buckius joined the Predecessor Adviser in 1999 and holds the positions of chief investment officer and senior vice president. He has been a co-portfolio manager of the Gateway Fund since 2008 and serves as co-portfolio manager of several funds sub-advised by Gateway. Mr. Buckius holds a B.A. and M.B.A. in Finance from Loyola College in Baltimore. He holds the designation of Chartered Financial Analyst. Kenneth H. Toft - Mr. Toft joined the Predecessor Adviser in 1992 and holds the positions of senior vice president and portfolio manager at Gateway. He has been co-portfolio manager of the Gateway Fund since 2013. Mr. Toft holds a B.A. and M.B.A. from the University of Cincinnati. He holds the designation of Chartered Financial Analyst. Loomis Sayles Matthew J. Eagan - Mr. Eagan has served as co-portfolio manager of the Loomis Sayles Strategic Alpha Fund since its inception in 2010. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst and has over 23 years of investment experience. Kevin P. Kearns - Mr. Kearns has served as co-portfolio manager of the Loomis Sayles Strategic Alpha Fund since its inception in 2010 and has served as co-portfolio manager of the Loomis Sayles Multi-Asset Real Return Fund since its inception in 2010. Mr. Kearns, Vice President of Loomis Sayles, began his investment career in 1986 and joined Loomis Sayles in 2007. Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management. Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College. Mr. Kearns has over 27 years of investment experience. Maura T. Murphy - Ms. Murphy has served as co-portfolio manager of the Loomis Sayles Multi-Asset Real Return Fund since 2011. Ms. Murphy, Vice President of Loomis Sayles, began her investment career in 2003 upon joining Loomis Sayles as a quantitative analyst. She received a B.A. in mathematics from College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College. She holds the designation of Chartered Financial Analyst and has over 10 years of investment experience. Laura L. Sarlo - Ms. Sarlo has served as co-portfolio manager of the Loomis Sayles Multi-Asset Real Return Fund since its inception in 2010. Ms. Sarlo, Vice President of Loomis Sayles, began her investment career in 1999 and joined Loomis Sayles in 2005. Prior to joining Loomis Sayles, she was a fixed-income analyst at State Street Research & Management. Prior to joining State Street Research & Management, she was a trader and analyst at the Federal Reserve Bank of New York. Ms. Sarlo received a B.A. from Drew University and an M.P.P. from Harvard University. She holds the designation of Chartered Financial Analyst and has over 13 years of investment experience. Todd P. Vandam - Mr. Vandam has served as co-portfolio manager of the Loomis Sayles Strategic Alpha Fund since its inception in 2010. Mr. Vandam, Vice President of Loomis Sayles, began his investment career and joined Loomis Sayles in 1994. Mr. Vandam received a B.A. from Brown University. He holds the designation of Chartered Financial Analyst and has over 19 years of investment experience. McDonnell Dawn Mangerson - Ms. Mangerson has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Ms. Mangerson, Vice President and Senior Portfolio Manager of McDonnell, joined the firm in 2006. Ms. Mangerson received a B.S. degree in Finance from DePaul University. Ms. Mangerson has over 24 years of investment management experience. James Grabovac - Mr. Grabovac has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Mr. Grabovac, Managing Director and Senior Portfolio Manager of McDonnell, joined the firm in 2002. Mr. Grabovac received his B.A. in Economics from Lawrence University and his M.B.A. in Finance from the University of Michigan. Mr. Grabovac holds the designation of Chartered Financial Analyst and has over 30 years of investment management experience. Lawrence Jones - Mr. Jones has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Mr. Jones, Portfolio Manager of McDonnell, joined the firm in 2001. Mr. Jones received his B.A. degree in Economics from the University of Iowa. Mr. Jones has over 18 years of investment management experience. Steve Wlodarski - Mr. Wlodarski has co-managed the McDonnell Intermediate Municipal Bond Fund since its inception in 2012. Mr. Wlodarski joined the firm in 2001. Mr. Wlodarski completed his B.A. in Economics at Lewis University, and has an M.B.A. in Finance from DePaul University. Mr. Wlodarski holds the designation of Chartered Financial Analyst and has over 31 years of investment management experience. Reich & Tang Robert S. Rickard - Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the ASG Global Alternatives Fund since its inception in 2008, the ASG Diversifying Strategies Fund since its inception in 2009 and the ASG Managed Futures Strategy Fund since its inception in 2010. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College. Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

77

Fund Services

Fund Services Investing in the Funds Choosing a Share Class Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Certain share classes and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you. Class A Shares
  You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”
  You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.
  You pay higher expenses than Class N and Class Y shares.
  You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within 18 months of purchase.
  The Gateway Fund acquired the assets and liabilities of the Gateway Predecessor Fund in a Reorganization on February 15, 2008. If you held shares of the Gateway Predecessor Fund in your existing account as of the date of the Reorganization, you are eligible to purchase additional Class A shares of the Gateway Fund without a sales charge or a contingent deferred sales charge (“CDSC”) through your existing account, provided you have held fund shares in your existing account since that date.
Due to operational limitations at your financial intermediary, a sales charge or CDSC may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you were a shareholder of the Gateway Predecessor Fund and are eligible to purchase Class A shares without a sales charge or CDSC. Notwithstanding the foregoing, former shareholders of the Gateway Predecessor Fund may not be eligible to purchase shares at NAV through a financial intermediary if the nature of your relationship with, and/or the services you receive from, the financial intermediary changes. Please consult your financial representative for further details. Class C Shares
  You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.
  You pay higher annual expenses than Class A, Class N and Class Y shares.
  You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.
  Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within 18 months of purchase.
Class N Shares
  The shares are available to a limited type of investor. See the section “Purchase and Sale of Fund Shares.”
  You have no minimum initial investment.
  You do not pay a sales charge when you buy Class N shares. All of your money goes to work for you right away.
  You do not pay a sales charge on redemptions.
  You pay lower annual expenses than Class A, Class C and Class Y shares, giving you the potential for higher returns per share.
Class Y Shares
  The shares are available to a limited type of investor. See the section “Purchase and Sale of Fund Shares.”
  You have a minimum initial investment of $100,000. There are several ways to waive this minimum. See the section “Purchase and Sale of Fund Shares.”
  You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.
  You do not pay a sales charge on redemptions.
  You pay lower annual expenses than Class A or Class C shares, giving you the potential for higher returns per share.
  You pay higher annual expenses than Class N shares.

78

Fund Services

For information about a Fund’s expenses, see the section “Fund Fees & Expenses” in each Fund Summary. Certificates Certificates will not be issued or honored for any class of shares. How Sales Charges Are Calculated Class A Shares The price that you pay when you buy Class A shares (the “offering price”) is their net asset value (“NAV”) plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase: Class A Sales Charges*
	All Funds Except Loomis Sayles Strategic Alpha Fund Loomis Sayles Multi-Asset Real Return Fund McDonnell Intermediate Municipal Bond Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%
$ 50,000 – $99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more**	0.00%	0.00%
	Loomis Sayles Strategic Alpha Fund Loomis Sayles Multi-Asset Real Return Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more**	0.00%	0.00%

	McDonnell Intermediate Municipal Bond Fund
Your Investment	As a % of offering price	As a % of your investment
Less than $100,00	3.50%	3.63%
$100,000 - $249,999	3.00%	3.09%
$250,000 - $499,999	2.25%	2.30%
$500,000 - $999,999	1.75%	1.78%
$1,000,000 or more**	0.00%	0.00%
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.
*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares”.

Investors who were Gateway Predecessor Fund shareholders as of the date of the Reorganization may purchase additional Class A shares of the Gateway Fund for their accounts existing as of the date of the Reorganization without the imposition of an initial sales charge or a CDSC. If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Funds. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts that hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds’ website at ngam.natixis.com (click on “Sales Charges” at the bottom of the home page) or in the SAI. Reducing Front-End Sales Charges There are several ways you can lower your sales charge for Class A shares, including:

79

Fund Services

  Letter of Intent—By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more (or $100,000 or more into Loomis Sayles Multi-Asset Real Return Fund, Loomis Sayles Strategic Alpha Fund or McDonnell Intermediate Municipal Bond Fund) within 13 months. Purchases of all shares may be used toward meeting the Letter of Intent.
  Cumulative Purchase Discount—You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.
  Combining Accounts—This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.
Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor. Certain Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge. In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.
Eliminating Front-End Sales Charges and CDSCs Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
  Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
  Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);
  Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
  Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;
  Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;
  Investors who were Gateway Predecessor Fund shareholders as of the date of the Reorganization (see the section “Choosing a Share Class”);
  Clients of an adviser or subadviser to any Natixis Fund with investments of $25,000 or more in the Natixis Funds; and
  Clients of NGAM Advisors that invest in a Natixis Fund that does not offer Class Y shares.
In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the appropriate Fund of your eligibility at the time of purchase. Due to operational limitations at your financial intermediary, a sales charge or a CDSC may be assessed; please consult your financial representative. Repurchasing Fund Shares You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you. Eliminating the CDSC As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions). Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

80

Fund Services

Class C Shares The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund.
Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%
Eliminating the CDSC As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions). Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC. How the CDSC is Applied to Your Shares The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:
  Is calculated based on the number of shares you are selling;
  Calculation is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower in order to minimize your CDSC;
  Is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and
  Applies to redemptions made within the time frame shown above for each class.
A CDSC will not be charged on:
  Increases in NAV above the purchase price;
  Shares you acquired by reinvesting your dividends or capital gains distributions; or
  Exchanges. However, the original purchase date of the shares from which the exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
To minimize the amount of the CDSC you may pay when you redeem shares, the Fund will first redeem shares acquired through reinvested dividends and capital gain distributions. Shares will be sold in the order in which they were purchased (earliest to latest). Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees. Class N and Class Y Shares The offering price of Class N and Class Y shares is their NAV without a front-end load sales charge. No CDSC applies when you redeem your shares. You must meet eligible criteria in order to invest in Class N or Class Y shares. Compensation to Securities Dealers As part of their business strategies, each Fund pays securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated” and dealer commissions are disclosed in the SAI. Class A and Class C shares pay an annual service fee each of 0.25% of their respective average daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The SAI includes additional information about the payment of some or all of such fees to dealers. Because these distribution fees and service (12b-1) fees are paid out of each Fund’s assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares. Similarly, over time the fees for Class A and Class C shares will increase the cost of your investment and will cost you more than an investment in Class N shares.

81

Fund Services

In addition, each Fund may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). The actual payments, and the services provided, vary from firm to firm. These fees are paid by each Fund (with the exception of Class N shares, which do not bear such expenses) in light of the fact that other costs may be avoided by each Fund where the intermediary, not each Fund’s service provider, provides services to Fund shareholders. The Distributor, a Fund’s Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares; such payments will not be made with respect to Class N shares. These payments may be in addition to payments made by each Fund for similar services. The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. It’s Easy to Open an Account To Open an Account with Natixis Funds: 1.   Read this Prospectus carefully. Each Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number. 2.   Determine how much you wish to invest. See the information regarding investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”
  For Class A and Class C shares, the Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document. For Class Y, minimums are waived for such accounts.
  For Class A and Class C shares, the Distributor, at its sole discretion, may waive the investment minimums for new accounts being established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP and Keogh Plans using the Natixis Funds’ prototype document.
  The Funds are not available to new SIMPLE IRAs.
  Class A and Class Y shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.
  At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of a Fund below the stated minimums. At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of a Fund below the stated minimums.
3.   Complete the appropriate parts of the applicable account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus. 4.   Use the sections of this Prospectus that follow as your guide for purchasing shares. Minimum Balance Policy
 (Excludes Class N and Class Y shares)

82

Fund Services

In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Certain accounts, such as accounts using the Natixis Funds’ prototype document (including IRAs, Keogh Plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, each Fund reserves the right to liquidate any account with a balance of one share or less regardless of the account type. Self-Servicing Your Account
(Excludes Class N shares) Buying or selling shares is easy with the services described below (certain restrictions may apply): Natixis Funds Personal Access Line® 800-225-5478, press 1 Natixis Funds Website ngam.natixis.com You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
  purchase, exchange or redeem shares in your existing accounts;
  review your account balance, recent transactions, Fund prices and recent performance;
  order duplicate account statements; and
  obtain tax information.
Please see the following pages for other ways to buy, exchange or sell your shares. Buying Shares Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number. Class N shares are offered exclusively through intermediaries (who will be the record owner of such shares), are intended primarily for certain retirement plans held in an omnibus fashion, and are not available for purchase by individual investors. Class N shares are not eligible to be exchanged or purchased through the website or through the Personal Access Line® ..
	Opening an Account	Adding to an Account
Through Your Investment Dealer	•Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.
By Mail	•Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.
•Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.
•Investments made by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	•Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.
•Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).
•Investments made by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

83

Fund Services

	Opening an Account	Adding to an Account
By Exchange (See the section “Exchanging Shares” for more details.)	•Call your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com to 1) obtain a current prospectus for the fund into which you are exchanging and 2) request an exchange. •In writing: Mail request to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	•Call your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com to request an exchange. •In writing: Mail request to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.
By Wire	•Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579. For Class Y only: Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.	•Visit ngam.natixis.com or contact Natixis Funds at 800-225-5478 to add shares to your account by wire. •Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.
•Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.
Through Automated Clearing House (“ACH”)	•Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. •Ask your bank or credit union whether it is a member of the ACH system.	•Call Natixis Funds at 800-225-5478 or visit ngam.natixis.com to add shares to your account through ACH.
•If you have not signed up for the ACH system, please call Natixis Funds or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
•Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH. See the section “Selling Restrictions.”
Automatic Investing Through Investment Builder	•Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application. The Fund minimum must be met in order to establish an account.
•Ask your bank or credit union whether it is a member of the ACH system.	•If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
•See the section “Additional Investor Services.” •Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH. See the section “Selling Restrictions.”
Selling Shares To Sell Some or All of Your Shares Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change. Class N shares are not eligible to be exchanged or redeemed through the website or through the Personal Access Line® ..
Through Your Investment Dealer	•Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

84

Fund Services

By Mail	•Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”
•The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
•Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.
•Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.”
By Exchange (See the section “Exchanging Shares” for more details.)	•Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com.
•Call Natixis Funds or visit ngam.natixis.com to request an exchange.
By Wire	•Complete the “Bank Information” section on your account application.
•Call Natixis Funds at 800-225-5478, visit ngam.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
•Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
Through ACH	•Ask your bank or credit union whether it is a member of the ACH system.
•Complete the “Bank Information” section on your account application.
•If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
•Call Natixis Funds or visit ngam.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.
•Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.”
By Telephone	•Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the sections “Selling Shares in Writing” and “Selling Restrictions.”
•Redemptions by check in the amount greater than $100,000 must be done in writing.
By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)	•Call Natixis Funds at 800-225-5478 or your financial representative for more information. •
Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan. See the sections “Selling Shares in Writing” and “Selling Restrictions.”
Selling Shares in Writing If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation. A medallion signature guarantee protects you against fraudulent orders and is necessary if:
  your address of record or bank account information has been changed within the past 30 days;
  you are selling more than $100,000 worth of shares and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

85

Fund Services

  a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
  the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.
A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
  a financial representative or securities dealer;
  a federal savings bank, cooperative or other type of bank;
  a savings and loan or other thrift institution;
  a credit union; or
  a securities exchange or clearing agency.
In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements. Exchanging Shares In general, you may exchange Class A, Class C, Class N or Class Y shares of each Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC, if applicable (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). In addition, Gateway Fund shareholders who were shareholders of the Gateway Predecessor Fund as of the date of the Reorganization and (1) whose account value is $100,000 or more or (2) whose account otherwise meets the eligibility requirements for Class Y may exchange their Class A shares for Class Y shares of the Fund. Such an exchange of Class A for Class Y shares of the Fund by a former shareholder of the Gateway Predecessor Fund generally should not be a taxable event for U.S. federal income tax purposes. You may exchange Class Y shares of a Fund, subject to minimum investment requirements, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares. Class N shares are not eligible to be exchanged through the website or through the Personal Access Line® .. In certain limited circumstances, accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class Y shares of a Fund for Class A shares of the same Fund. Class Y shares may be converted to Class A shares of the same Fund if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to participate in Class Y shares. Exchanges from Class Y shares to Class A shares will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. In order to exchange shares, a representative of the wrap fee program or a registered investment adviser must follow the procedures set forth by the Distributor. Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and may also exchange Class C shares of a fund for Class A shares or Class Y shares of the same fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to either Class A or Class Y shares. Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder. Class A shares of a fund acquired by Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned), Natixis and Natixis affiliate benefit plans (collectively, “Natixis affiliated shareholders”) may be exchanged for Class Y shares of the same fund without payment of a CDSC. Class A or Class Y shares of a Fund held in an omnibus fashion by employer-sponsored retirement plans may be exchanged for Class N shares of the same Fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to Class N shares. In order to exchange shares, a representative of the employer-sponsored retirement plan must follow the procedures set forth by the Distributor. Due to operational limitations at your financial intermediary, your ability to exchange between share classes of the same fund may be limited. Please consult your financial representative for more information.

86

Fund Services

Cost Basis Reporting. Upon the redemption or exchange of your shares in a Fund, the Fund, or, if you purchased your shares through a broker-dealer or other financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Fund at 800-225-5478, visit ngam.natixis.com or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please also consult your tax adviser to determine which available cost basis method is best for you. Restrictions on Buying, Selling and Exchanging Shares The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of each Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment-grade securities or small-cap securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading. Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.” Limits on Frequent Trading. Excessive trading activity in a Fund is measured by the number of round trip transactions in a shareholder’s account. A round trip is defined as (1) a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund; or (2) a redemption (including a redemption by exchange) out of a Fund followed by a purchase (including a purchase by exchange) of any amount into the same Fund. Two round trip transactions in a single Fund within a rolling 90-day period is considered to be excessive and will constitute a violation of the Fund’s trading limitations. After the detection of a first violation, the Fund or the Distributor will issue the shareholder and his or her financial intermediary, if any, a written warning. After the detection of a second violation ( i.e., two more round trip transactions in the Fund within a rolling 90-day period), the Fund or the Distributor will restrict the account from making subsequent purchases (including purchases by exchange) for 90 days. After the detection of a third violation, the Fund or the Distributor will permanently restrict the account and any other accounts under the shareholder’s control in any Natixis Fund from making subsequent purchases (including purchases by exchange). The above limits are applicable whether a shareholder holds shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that a Fund and the Distributor may consider to be excessive and, at its discretion, a Fund and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, at its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares. This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund’s opinion are not vehicles for market timing and are not likely to engage in abusive trading. Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in excessive, short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, a Fund and the Distributor, as well as an adviser to a Fund may ban trading in an account if, in their judgment, a shareholder or financial intermediary has engaged in short-term transactions that, while not necessarily in violation of the Fund’s stated policies on frequent trading, are harmful to a Fund or its shareholders. A Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

87

Fund Services

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund. Purchase Restrictions Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified. Selling Restrictions The table below describes restrictions placed on selling shares of a Fund. Please see the SAI for additional information regarding redemption payment policies.
Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	•When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.
•During an emergency as permitted by the SEC.
•During any other period permitted by the SEC.
Each Fund reserves the right to suspend account services or refuse transaction requests:	•With a notice of a dispute between registered owners or death of a registered owner. •With suspicion/evidence of a fraudulent act.
Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	•When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	•When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.
Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash. How Fund Shares Are Priced NAV is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:
Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares
The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:
  A share’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

88

Fund Services

  The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent, Boston Financial Data Services, Inc., “in good order” (meaning that the order is complete and contains all necessary information).1
  Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to market close (normally 4:00 p.m., Eastern time), the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to a Fund.
  If a Fund invests in foreign securities, it may have NAV changes on days when you cannot buy or sell its shares.
1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.
Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may send your order by mail as described in the sections “Buying Shares” and “Selling Shares.” Generally, Fund securities are valued as follows:
  Equity securities—last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.
  Debt securities (other than short-term obligations)—based upon evaluated prices furnished to a Fund by an independent pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders, if available, or quotations obtained from broker-dealers.
  Senior Loans—bid prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
  Short-term obligations (purchased with an original or remaining maturity of 60 days or less)—amortized cost (which approximates market value).
  Securities traded on foreign exchanges—market price on the foreign exchange, unless a Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.
  Swaps—market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
  Swaptions—mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
  Options—domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations. Currency options are priced at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Other over-the-counter options contracts (including currency options not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. Under normal market conditions, the Funds will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Funds’ valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Funds will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Gateway Fund will fair value index options using the closing rotation values published by the CBOE.
  Futures—current settlement price.
  Foreign Currency Forward Contracts—interpolated prices determined based on information provided by an independent pricing service.
  All other securities—fair market value as determined by the adviser of a Fund pursuant to procedures approved by the Board of Trustees.
As described above, if market prices are not readily available for a security or other investment, the securities or other investments may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security or other investment in the ordinary course of business). A Fund may also value securities or other investments at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the

89

Fund Services

issuer’s security or other investment from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security or other investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities or other investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other investments held by a Fund. Dividends and Distributions The Funds generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. The Funds expect to distribute all or substantially all of their net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.
Dividend Distribution Schedule
Annually	Quarterly	Daily
ASG Diversifying Strategies Fund	Gateway Fund	McDonnell Intermediate Municipal Bond Fund*
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund
Loomis Sayles Multi-Asset Real Return Fund
*Declares dividends for each class daily and pays them monthly. Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:
  Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”
  Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Fund, or in the same class of another Natixis Fund.
  Receive all distributions in cash.
If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, each Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check. For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478. If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your U.S. federal income tax return. This information will also be reported to the IRS. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested. Tax Consequences Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any foreign, state or local tax consequences. Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders. Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders. The Funds are not managed with a view toward minimizing taxes imposed on such shareholders. Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income other than “exempt-interest dividends,” described below, are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that

90

Fund Services

are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed-income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.The McDonnell Intermediate Municipal Bond Fund generally expects to distribute “exempt-interest dividends.” Distributions that the Fund properly reports to you as exempt-interest dividends are generally not subject to federal income taxation, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Distributions by the McDonnell Intermediate Municipal Bond Fund other than exempt-interest dividends generally will be taxable to you as ordinary income or as long-term capital gain. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the McDonnell Intermediate Municipal Bond Fund may have on the federal taxation of your benefits. Effective for taxable years beginning on or after January 1, 2013, a 3.8% Medicare contribution tax is imposed on the net investment income of individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. Net investment income generally includes for this purpose dividends, including any capital gain dividends but not including exempt-interest dividends, paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Fund distributions are taxable in the manner described herein whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions may occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received. Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund will advise shareholders annually of the proportion of its dividends that are derived from such interest. Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from the plan. Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Each Fund generally does not expect that its shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions to shareholders. A Fund’s investments in certain debt obligations, derivatives or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code. A Fund’s ability to invest directly in commodities and commodities-related investments is limited by the requirement that at least 90 percent of a regulated investment company’s income must consist of certain types of “qualifying income.” Accordingly, each of ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund and Loomis Sayles Multi-Asset Real Return Fund has invested, and intends to continue to invest, in a wholly-owned Cayman Islands subsidiary that will in turn make such investments. Each of these Funds has obtained a private letter ruling from the IRS to the effect that income of its subsidiary that is attributed to the Fund will be qualifying income. Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments, possibly including exempt-interest dividends, that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28%. Please see the SAI for additional information on the U.S. federal income tax consequences of investing in the Fund.

91

Financial Performance

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes. Additional Investor Services Retirement Plans Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs and other pension and profit sharing plans. Refer to the section “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478. Investment Builder Program This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.” Dividend Diversification Program This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund subject to the eligibility requirements of that other fund and to state securities law requirements. The fund minimum must be met in the new fund prior to establishing the dividend diversification program. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully. Automatic Exchange Plan Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. The fund minimum must be met prior to establishing an automatic exchange plan. There is no fee for exchanges made under this plan. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan. Systematic Withdrawal Plan This plan allows you to redeem shares and receive payments from a Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC, however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.” Natixis Funds Personal Access Line®

(Excludes Class N shares)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply. Natixis Funds Website
(Excludes Class N shares)
Visit us at ngam.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply. Financial Performance The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of each Funds’ operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information shown for periods prior to February 15, 2008 for Class A shares of the Gateway Fund is that of the Gateway Predecessor Fund, which reorganized into the Gateway Fund in February 2008. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor. The Class N shares of the ASG Global Alternatives Fund are newly formed and have no performance history as of the date of this prospectus. Therefore, the financial highlights table included for the Fund is for Class A, C and Y shares only.

92

Financial Performance

For a share outstanding throughout each period.
		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%)(d)(e)	Gross expenses, excluding interest expense (%)(e)	Net expenses, including interest expense (%)(d)(e)	Gross expenses, including interest expense (%)(e)	Net investment income (loss) (%)(e)	Portfolio turnover rate(%)(f)
ASG DIVERSIFYING STRATEGIES FUND (CONSOLIDATED)
Class A
12/31/2012	$9.75	$(0.14)	$(0.61)	$(0.75)	$ —	$ —	$ —	$9.00	(7.69)	$69,190	1.70	1.79	1.74	1.83	(1.49)	—
12/31/2011	10.45	(0.15)	(0.14)	(0.29)	(0.41)	—	(0.41)	9.75	(2.75)	134,758	1.70	1.78	1.72	1.80	(1.46)	—
12/31/2010	10.19	(0.16)	1.02(g)	0.86	(0.15)	(0.45)	(0.60)	10.45	8.46	61,411	1.70	2.02	1.74	2.05	(1.45)	—
12/31/2009(h)	10.00	(0.07)	0.80	0.73	(0.10)	(0.44)	(0.54)	10.19	7.26	2,887	1.70	4.87	1.71	4.88	(1.48)	—
Class C
12/31/2012	9.65	(0.21)	(0.59)	(0.80)	—	—	—	8.85	(8.29)	11,263	2.45	2.54	2.49	2.58	(2.24)	—
12/31/2011	10.34	(0.23)	(0.12)	(0.35)	(0.34)	—	(0.34)	9.65	(3.43)	26,032	2.45	2.53	2.47	2.55	(2.21)	—
12/31/2010	10.16	(0.24)	1.01(g)	0.77	(0.14)	(0.45)	(0.59)	10.34	7.58	20,742	2.45	2.68	2.49	2.72	(2.20)	—
12/31/2009(h)	10.00	(0.10)	0.79	0.69	(0.09)	(0.44)	(0.53)	10.16	6.90	131	2.45	5.75	2.47	5.76	(2.23)	—
Class Y
12/31/2012	9.77	(0.12)	(0.60)	(0.72)	—	—	—	9.05	(7.37)	97,102	1.45	1.54	1.49	1.57	(1.24)	—
12/31/2011	10.46	(0.13)	(0.13)	(0.26)	(0.43)	—	(0.43)	9.77	(2.48)	243,695	1.45	1.53	1.47	1.55	(1.21)	—
12/31/2010	10.19	(0.13)	1.01(g)	0.88	(0.16)	(0.45)	(0.61)	10.46	8.63	173,034	1.45	1.91	1.49	1.94	(1.21)	—
12/31/2009(h)	10.00	(0.05)	0.78	0.73	(0.10)	(0.44)	(0.54)	10.19	7.29	19,549	1.45	5.09	1.47	5.11	(1.22)	—
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(h)	From commencement of operations on August 3, 2009 through December 31, 2009.

93

Financial Performance

For a share outstanding throughout each period.
		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income(b)	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(c)(d)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%)(e)(f)	Gross expenses, excluding interest expense (%)(f)	Net expenses, including interest expense (%)(e)(f)	Gross expenses, including interest expense (%)(f)	Net investment income (loss) (%)(f)	Portfolio turnover rate(%)(g)
ASG GLOBAL ALTERNATIVES FUND (CONSOLIDATED)
Class A
12/31/2012	$10.26	$(0.14)	$0.50	$0.36	$ —	$ —	$ —	$10.62	3.51	$126,226	1.60(h)	1.60(h)	1.61(h)	1.61(h)	(1.34)	—
12/31/2011	10.67	(0.14)	(0.21)	(0.35)	—	(0.06)	(0.06)	10.26	(3.29)	280,353	1.60	1.60	1.61	1.61	(1.34)	—
12/31/2010	10.39	(0.14)	0.86	0.72	(0.00)	(0.44)	(0.44)	10.67	6.94	204,313	1.60	1.66	1.61	1.67	(1.28)	—
12/31/2009	9.69	(0.14)	1.01	0.87	(0.12)	(0.05)	(0.17)	10.39	8.95	82,160	1.60	1.92	1.61	1.92	(1.33)	—
12/31/2008(i)	10.00	0.03	(0.30)	(0.27)	(0.04)	—	(0.04)	9.69	(2.73)	6	1.60	61.52	1.62	61.54	1.36	—
Class C
12/31/2012	10.05	(0.21)	0.48	0.27	—	—	—	10.32	2.69	71,227	2.35(h)	2.35(h)	2.36(h)	2.36(h)	(2.10)	—
12/31/2011	10.53	(0.22)	(0.20)	(0.42)	—	(0.06)	(0.06)	10.05	(4.00)	92,540	2.35	2.35	2.36	2.36	(2.09)	—
12/31/2010	10.33	(0.21)	0.85	0.64	(0.00)	(0.44)	(0.44)	10.53	6.21	66,832	2.35	2.42	2.36	2.42	(2.03)	—
12/31/2009	9.70	(0.22)	1.01	0.79	(0.11)	(0.05)	(0.16)	10.33	8.09	22,367	2.35	2.64	2.36	2.65	(2.08)	—
12/31/2008(i)	10.00	0.02	(0.31)	(0.29)	(0.01)	—	(0.01)	9.70	(2.88)	1	2.35	62.35	2.39	62.38	0.62	—
Class Y*
12/31/2012	10.34	(0.11)	0.49	0.38	—	—	—	10.72	3.68	1,002,226	1.35(h)	1.35(h)	1.36(h)	1.36(h)	(1.10)	—
12/31/2011	10.72	(0.12)	(0.20)	(0.32)	—	(0.06)	(0.06)	10.34	(3.00)	1,071,912	1.35	1.36	1.36	1.37	(1.09)	—
12/31/2010	10.41	(0.11)	0.86	0.75	(0.00)	(0.44)	(0.44)	10.72	7.22	343,236	1.35	1.41	1.36	1.42	(1.03)	—
12/31/2009	9.70	(0.09)	0.98	0.89	(0.13)	(0.05)	(0.18)	10.41	9.10	112,591	1.35	1.98	1.36	2.00	(0.90)	—
12/31/2008(i)	10.00	0.04	(0.30)	(0.26)	(0.04)	—	(0.04)	9.70	(2.60)	24,523	1.35	4.43	1.39	4.46	1.59	—
*Prior to December 1, 2008, the Fund offered Institutional Class shares. On December 1, 2008, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(h)	Includes fee/expense recovery of 0.01%.
(i)	From commencement of operations on September 30, 2008 through December 31, 2008.

94

Financial Performance

For a share outstanding throughout each period.
		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%)(d)(e)	Gross expenses, excluding interest expense (%)(e)	Net expenses, including interest expense (%)(d)(e)	Gross expenses, including interest expense (%)(e)	Net investment income loss (%)(e)	Portfolio turnover rate(%)(f)
ASG MANAGED FUTURES STRATEGY FUND (CONSOLIDATED)
Class A
12/31/2012	$10.34	$(0.14)	$(1.00)	$(1.14)	$(0.09)	$ —	$(0.09)	$9.11	(11.09)	$145,729	1.70	1.77	1.73	1.80	(1.49)	—
12/31/2011	10.61	(0.16)	0.19(g)	0.03	(0.30)	—	(0.30)	10.34	0.25	312,098	1.70	1.76	1.71	1.78	(1.47)	—
12/31/2010(h)	10.00	(0.07)	1.41	1.34	(0.33)	(0.40)	(0.73)	10.61	13.44	6,511	1.70	2.75	1.73	2.78	(1.43)	—
Class C
12/31/2012	10.25	(0.21)	(0.99)	(1.20)	(0.06)	—	(0.06)	8.99	(11.74)	21,891	2.45	2.52	2.48	2.55	(2.24)	—
12/31/2011	10.58	(0.24)	0.19(g)	(0.05)	(0.28)	—	(0.28)	10.25	(0.51)	24,838	2.45	2.54	2.46	2.56	(2.22)	—
12/31/2010(h)	10.00	(0.10)	1.40	1.30	(0.32)	(0.40)	(0.72)	10.58	13.04	2,357	2.45	3.29	2.47	3.31	(2.17)	—
Class Y
12/31/2012	10.34	(0.12)	(1.00)	(1.12)	(0.12)	—	(0.12)	9.10	(10.90)	593,013	1.45	1.52	1.48	1.56	(1.24)	—
12/31/2011	10.60	(0.13)	0.19(g)	0.06	(0.32)	—	(0.32)	10.34	0.57	410,166	1.45	1.56	1.46	1.57	(1.22)	—
12/31/2010(h)	10.00	(0.06)	1.40	1.34	(0.34)	(0.40)	(0.74)	10.60	13.39	49,803	1.45	2.65	1.48	2.68	(1.20)	—
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(h)	From commencement of operations on July 30, 2010 through December 31, 2010.

95

Financial Performance

For a share outstanding throughout each period.
		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)	Gross expenses (%)(e)	Net investment income (%)(e)	Portfolio turnover rate(%)
GATEWAY FUND
Class A
12/31/2012	$26.40	$0.48	$0.72	$1.20	$(0.47)	$ —	$(0.47)	$27.13	4.51	$2,066,522	0.94	1.03	1.79	8
12/31/2011	26.06	0.44	0.33	0.77	(0.43)	—	(0.43)	26.40	2.99	2,208,167	0.94	1.04	1.67	3
12/31/2010	25.25	0.40	0.81	1.21	(0.40)	—	(0.40)	26.06	4.83	2,403,629	0.94	1.05	1.59	7
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	—	(0.47)	25.25	6.57	2,784,865	0.94	1.05	2.05	11
12/31/2008*	28.64	0.55	(4.49)	(3.94)	(0.53)	—	(0.53)	24.17	(13.92)	3,142,574	0.94	1.03	2.05	38
Class C
12/31/2012	26.32	0.28	0.71	0.99	(0.27)	—	(0.27)	27.04	3.71	286,602	1.70	1.78	1.04	8
12/31/2011	25.98	0.24	0.33	0.57	(0.23)	—	(0.23)	26.32	2.21	258,509	1.70	1.79	0.91	3
12/31/2010	25.18	0.21	0.80	1.01	(0.21)	—	(0.21)	25.98	4.03	273,779	1.70	1.80	0.84	7
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	—	(0.30)	25.18	5.78	238,997	1.70	1.80	1.24	11
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	—	(0.43)	24.11	(11.74)	173,869	1.70	1.83	1.57	38
Class Y
12/31/2012	26.39	0.56	0.70	1.26	(0.53)	—	(0.53)	27.12	4.76	4,654,553	0.70	0.78	2.08	8
12/31/2011	26.06	0.50	0.32	0.82	(0.49)	—	(0.49)	26.39	3.20	2,915,647	0.70	0.79	1.92	3
12/31/2010	25.24	0.47	0.81	1.28	(0.46)	—	(0.46)	26.06	5.13	2,520,386	0.70	0.80	1.86	7
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	—	(0.53)	25.24	6.83	1,659,385	0.70	0.78	2.25	11
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	—	(0.59)	24.17	(11.03)	1,402,090	0.70	0.78	2.45	38
*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Gateway Predecessor Fund, a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Gateway Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Gateway Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Gateway Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

96

Financial Performance

For a share outstanding throughout each period.
		Income from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)	Gross expenses (%)(e)	Net investment income (%)(e)	Portfolio turnover rate(%)
LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND (CONSOLIDATED)
Class A
12/31/2012	$9.34	$0.25	$0.45	$0.70	$(0.23)	$ —	$(0.23)	$9.81	7.52	$1,461	1.35	2.07	2.56	570
12/31/2011	10.13	0.20	(0.78)	(0.58)	(0.18)	(0.03)	(0.21)	9.34	(5.76)	1,871	1.35	2.04	2.02	732
12/31/2010(f)	10.00	0.07	0.14	0.21	(0.08)	—	(0.08)	10.13	2.10	1,139	1.35	2.91	2.82	139
Class C
12/31/2012	9.31	0.17	0.46	0.63	(0.16)	—	(0.16)	9.78	6.73	65	2.10	2.81	1.78	570
12/31/2011	10.11	0.13	(0.78)	(0.65)	(0.12)	(0.03)	(0.15)	9.31	(6.44)	99	2.10	2.65	1.30	732
12/31/2010(f)	10.00	0.05	0.14	0.19	(0.08)	—	(0.08)	10.11	1.88	12	2.10	3.90	1.86	139
Class Y
12/31/2012	9.33	0.27	0.45	0.72	(0.26)	—	(0.26)	9.79	7.76	25,250	1.10	1.83	2.79	570
12/31/2011	10.13	0.23	(0.78)	(0.55)	(0.22)	(0.03)	(0.25)	9.33	(5.52)	28,550	1.10	1.72	2.29	732
12/31/2010(f)	10.00	0.06	0.15	0.21	(0.08)	—	(0.08)	10.13	2.12	27,528	1.10	2.98	2.25	139
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	From commencement of operations on September 30, 2010 through December 31, 2010.

97

Financial Performance

For a share outstanding throughout each period.
		Income (loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income(a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income(b)	Distributions from net realized capital gains(b)	Total distributions(b)	Net asset value, end of the period	Total return (%)(c)(d)	Net assets, end of the period (000’s)	Net expenses (%)(e)(f)	Gross expenses (%)(f)	Net investment income (%)(f)	Portfolio turnover rate(%)
LOOMIS SAYLES STRATEGIC ALPHA FUND
Class A
12/31/2012	$9.34	$0.37	$0.77	$1.14	$(0.28)	$ —	$(0.28)	$10.20	12.24	$80,704	1.12	1.12	3.77	116
12/31/2011	10.06	0.34	(0.75)	(0.41)	(0.31)	(0.00)	(0.31)	9.34	(3.90)	130,662	1.15(g)	1.15(g)	3.50	141
12/31/2010(h)	10.00	0.00	0.06	0.06	(0.00)	—	(0.00)	10.06	0.41	2,465	1.30	6.98	0.86	39
Class C
12/31/2012	9.31	0.30	0.76	1.06	(0.21)	—	(0.21)	10.16	11.44	67,748	1.87	1.87	3.05	116
12/31/2011	10.05	0.28	(0.77)	(0.49)	(0.25)	(0.00)	(0.25)	9.31	(4.69)	77,398	1.89(g)	1.89(g)	2.82	141
12/31/2010(h)	10.00	0.00	0.05	0.05	(0.00)	—	(0.00)	10.05	0.31	563	2.05	8.68	0.24	39
Class Y
12/31/2012	9.33	0.41	0.76	1.17	(0.31)	—	(0.31)	10.19	12.57	497,648	0.87	0.87	4.09	116
12/31/2011	10.05	0.37	(0.75)	(0.38)	(0.34)	(0.00)	(0.34)	9.33	(3.78)	273,335	0.90(g)	0.90(g)	3.81	141
12/31/2010(h)	10.00	0.00	0.05	0.05	(0.00)	—	(0.00)	10.05	0.41	26,758	1.05	5.37	0.06	39
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	From commencement of operations on December 15, 2010 through December 31, 2010.

98

Financial Performance

For a share outstanding throughout each period.
		Loss from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment loss(a)	Net realized and unrealized loss	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)	Gross expenses (%)(e)	Net investment loss (%)(e)	Portfolio turnover rate(%)
McDONNELL INTERMEDIATE MUNICIPAL BOND FUND
Class A
12/31/2012(f)	$10.00	$(0.01)	$(0.10)	$(0.11)	$ —	$ —	$ —	$9.89	(1.10)	$1	2.19(g)	2.23	(0.71)	0
Class C
12/31/2012(f)	10.00	(0.01)	(0.10)	(0.11)	—	—	—	9.89	(1.10)	1	2.20(g)	2.24	(0.73)	0
Class Y
12/31/2012(f)	10.00	(0.01)	(0.11)	(0.12)	—	—	—	9.88	(1.20)	14,827	2.33(g)	2.37	(0.84)	0
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	From commencement of operations on November 16, 2012 through December 31, 2012.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

99

Glossary of Terms Adjusted notional value — The adjusted notional value of a derivative is the notional value of that derivative as multiplied by a ratio that reflects how a change in the value of a derivative moves in relation to a change in the value of the underlying reference asset and, as such, may more accurately measure a fund’s real economic exposure to that derivative. Bottom-up approach — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services. Capital gain distributions — Payments to a fund’s shareholders of net profits earned from selling securities in a fund’s portfolio. Capital gain distributions are usually paid once a year. Credit default swaps — Credit derivative contracts between two counterparties, in which a “buyer” of protection makes periodic payments to a “seller” in return for seller’s obligation to make a payment to buyer in the case of default of an underlying credit instrument or instruments. Credit default swaps may be used to provide protection with respect to individual securities or baskets of securities. Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually provided by companies such as Standard & Poor’s Ratings Group, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade. Derivative — A financial instrument whose value and performance are based on the value and performance of another security, asset, index or financial instrument. Diversification — The strategy of investing in a wide range of companies or securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses. Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates. Equity Securities — Securities that may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Full market cycle — A full market cycle is the period of time during which the market evolves from a period of increasing prices and strong performance, or bull market, through a period of weak performance and falling prices, or bear market, and back again to a period of increasing prices and strong performance. Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index. Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate. Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for a fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager. Maturity — The final date on which the payment of a debt instrument ( e.g. , bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years. Net assets— A fund’s assets minus its liabilities. Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or contingent deferred sales charge. It is determined by dividing a fund’s total net assets by the number of shares outstanding. Notional value — Notional value is the nominal or face amount used to calculate payments on the derivative products that are held by a fund. The notional value of the securities underlying a derivative often differs from the derivative’s market value. Pre-refunded municipal bonds — Pre-refunded municipal bonds are among the highest quality municipal bonds available. The income and principal from pre-refunded municipal bonds is normally secured by an irrevocable trust of U.S. Treasury securities. Thus, the payments from pre-refunded municipal bonds are no longer dependent upon the revenue stream or tax collections of the issuing municipality. Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid. Structured notes — Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index. Swaps — Swap agreements are individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

100

Glossary of Terms

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

101

If you would like more information about the Funds, the following documents are available free upon request: Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference. For a free copy of the Funds’ annual or semiannual reports or their SAI, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Fund’s website at ngam.natixis.com or call the Funds at 800-225-5478. Important Notice Regarding Delivery of Shareholder Documents: In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request. Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require. Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

Investment Company Act File No. 811-22099
Investment Company Act File No. 811-00242 XA51-0513